----------------
                                  ANNUAL REPORT
                                 ----------------
                                 March 31, 2000
                                 ----------------


                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.





                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.


                                                         To Our Value Line Asset
================================================================================
To Our Shareholders:

The Value Line Asset Allocation Fund completed another excellent fiscal year. For the 12 months ending March 31, 2000, the Fund gained 25.02%, which compared with a total return of 17.94% for the unmanaged Standard & Poor's 500 Index and a total return of 1.70% for the unmanaged Lehman Government/Corporate Bond Index.

This achievement continues your Fund's consistent track record of superior results. Since inception in August 1993, the Fund has finished in the top one-third of its "flexible funds" category in every year, according to Lipper Analytical Services.

Our success is attributable to a strategy of investing in companies with strong operating momentum, whose stocks are showing strong price momentum. When the momentum fails on either measure, we will usually sell the stock. In the latest fiscal year, technology sector stocks best fit our buy criteria, and they proved to be the top contributors to your Fund's performance. These include holdings in a number of different subsectors, such as computer software, wireless communications, semiconductors, and the internet. Many of these stocks can be quite volatile, and we don't make big bets on any single issue, but their great growth potential has been worth their higher-than-average risk. Still, we maintain a diversified portfolio, with about 300 stocks in many different industries. Stockholdings in the portfolio are about evenly divided between large-capitalization stocks and those considered to be mid- or small-cap stocks.

At the close of the fiscal year, our asset allocation target was 60% stocks, 30% bonds, and 10% cash. During much of the 12-month period, the Fund was only 35% to 40% invested in stocks. Our proprietary allocation models favored bonds over stocks after last year's rise in long-term interest rates and rise in stock prices. In January and February, however, as both long-term interest rates and stock prices fell, our model suggested putting money back to work in the stock market. The current allocation target represents essentially a neutral view of the financial markets. As for the Fund's bondholdings, they are confined to high-quality issues, primarily U.S. Treasuries and agencies, with an average maturity at this time of about seven years.

We will strive to continue your Fund's record of success. Thank you for investing with us.


                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

April 15, 2000

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2

                                          Value Line Asset Allocation Fund, Inc.


Allocation Fund Shareholders
================================================================================

Economic Observations

The American economy continues to perform well as we proceed through the second quarter of 2000. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, continued healthy gains in personal income, and high levels of employment. Overall, we estimate that GDP growth will approach 4% in the second quarter and average that level, or slightly better, for the year as a whole. That would make 2000 the tenth year in a row of sustained economic growth in this country.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with strong increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, an increase in cost pressures could still evolve over the next several quarters, particularly if the expected late-2000 moderation in GDP growth does not evolve. The Federal Reserve, taking note of this potential for higher prices, is likely to chart a fairly restrictive monetary course in the months ahead. As such, we now expect the lead bank to vote two additional modest interest rate increases over the course of the current year.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

================================================================================


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
              GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  Value Line                              Lehman Brothers Govt/
            Asset Allocation Fund, Inc.  S&P 500 Index          Corp Bond
            ---------------------------  -------------    ---------------------
 8/24/93           $10,000                 $10,000              $10,000
 9/30/93           $10,480                 $10,051              $10,080
12/31/93           $10,596                 $10,284              $10,051
 3/31/94           $10,415                  $9,897               $9,737
 6/30/94           $10,275                  $9,939               $9,615
 9/30/94           $10,898                 $10,425               $9,663
12/31/94           $10,961                 $10,423               $9,669
 3/31/95           $11,818                 $11,435              $10,182
 6/30/95           $12,757                 $12,523              $10,843
 9/30/95           $14,104                 $13,515              $11,050
12/31/95           $14,919                 $14,326              $11,565
 3/31/96           $15,970                 $15,094              $11,294
 6/30/96           $17,383                 $15,770              $11,347
 9/30/96           $18,231                 $16,254              $11,547
12/31/96           $18,888                 $17,607              $11,901
 3/31/97           $18,764                 $18,082              $11,798
 6/30/97           $20,635                 $21,239              $12,231
 9/30/97           $22,836                 $22,831              $12,638
12/31/97           $22,852                 $23,487              $13,010
 3/31/98           $25,774                 $26,763              $13,212
 6/30/98           $26,470                 $27,647              $13,558
 9/30/98           $23,074                 $24,896              $14,229
12/31/98           $28,748                 $30,198              $14,248
 3/31/99           $28,908                 $31,703              $14,077
 6/30/99           $30,917                 $33,937              $13,922
 9/30/99           $31,077                 $31,818              $13,998
12/31/99           $34,463                 $36,552              $13,941
 3/31/00           $36,142                 $37,391              $14,316


                             From 8/24/93 to 3/31/00

The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally represents the U.S. Bond market, with issues having an average maturity of 9.8 years. The graphic representation includes interest reinvested.


Performance Data:*
                                                     Average
                                                  Annual Total
                                                     Return
                                                  ------------
1 year ended 3/31/00 .......................         25.02%
5 years ended 3/31/00 ......................         25.05%
From 8/24/93 (commencement
  of operations) to 3/31/00 ................         21.49%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2000
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS (67.0%)

             ADVERTISING (0.6%)
     4,000   ADVO, Inc.*..........................                    $  100,000
     2,000   Getty Images, Inc.*..................                        71,875
    11,400   Omnicom Group, Inc...................                     1,065,187
     8,000   TMP Worldwide Inc.*..................                       622,000
                                                                      ----------
                                                                       1,859,062

             AEROSPACE/DEFENSE
               (0.2%)
    12,500   General Dynamics Corp................                       621,875

             BANK (0.2%)
     7,000   State Street Corp....................                       678,125

             BANK--MIDWEST (0.5%)
    11,000   Fifth Third Bancorp..................                       693,000
    13,000   Northern Trust Corp..................                       878,312
                                                                      ----------
                                                                       1,571,312

             BEVERAGE--
               ALCOHOLIC (0.2%)
    12,000   Canandaigua Brands, Inc.
                Class "A"*........................                       612,000
     2,000   Coors (Adolph) Co. Class "B".........                        95,625
                                                                      ----------
                                                                         707,625

             BUILDING MATERIALS
               (0.5%)
    12,000   Elcor Corp...........................                       414,000
    25,000   Insituform Technologies, Inc.
                Class "A"*........................                       765,625
     7,000   USG Corp.............................                       293,562
                                                                      ----------
                                                                       1,473,187

             CABLE TV (1.2%)
    13,355   Adelphia Communications
                Corp. Class "A"*..................                       654,395
    10,000   Cablevision Systems Corp.
                Class "A"*........................                       607,500
    27,200   EchoStar Communications
                Corp. Class "A"*..................                     2,148,800
     2,000   Pegasus Communications
                Corp. Class "A"*..................                       281,500
                                                                      ----------
                                                                       3,692,195

             COMPUTER &
               PERIPHERALS (4.9%)
     5,000   Apple Computer, Inc.*................                       679,062
    39,000   Blue Wave Systems, Inc.*.............                       624,000
    13,000   Brooktrout, Inc.*....................                       377,000
    20,000   Cabletron Systems, Inc.*.............                       586,250
    49,324   Cisco Systems, Inc.*.................                     3,813,362
    27,000   Cybex Computer Products
                Corp.*............................                     1,015,875
     5,500   EMC Corp.*...........................                       687,500
     8,000   Hewlett-Packard Co.*.................                     1,060,500
    17,000   In-Focus Systems, Inc.*..............                       608,813
     4,000   M-Systems Flash Disk
                Pioneers Ltd.*....................                       212,000
    15,000   Mercury Computer
                Systems, Inc.*....................                       733,125
    10,000   Network Appliance, Inc.*.............                       827,500
     9,000   Network Peripherals Inc.*............                       319,500
    40,000   Pinnacle Systems, Inc.*..............                     1,330,000
     8,000   SanDisk Corp.*.......................                       980,000
     7,000   Silicon Storage
                Technology, Inc.*.................                       517,125
     7,500   TIBCO Software, Inc.*................                       611,250
     6,000   Zebra Technologies Corp.
                Class "A"*........................                       300,000
                                                                      ----------
                                                                      15,282,862

             COMPUTER SOFTWARE
               & SERVICES (9.9%)
    28,000   Actuate Corp.*.......................                     1,506,750
    14,000   Adobe Systems, Inc...................                     1,558,375
    12,000   Advent Software, Inc.*...............                       550,500
     8,000   Apex, Inc.*..........................                       297,000
    12,000   Aspect Development, Inc.*............                       772,500
    14,000   Aspen Technology, Inc.*..............                       565,250


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------
             COMPUTER SOFTWARE & SERVICES (9.9%) - Continued
     5,000   BroadVision, Inc.*...................                     $ 224,375
     6,000   Business Objects S.A.
                (ADR)*............................                       597,000
    10,000   CACI International, Inc.
                Class "A"*........................                       299,375
    19,200   Citrix Systems, Inc.*................                     1,272,000
     5,500   Clarus Corporation*..................                       388,437
     6,000   ClickAction Inc.*....................                       297,750
    12,000   Cognizant Technology
                Solutions Corp. Class "A"*........                       750,000
     8,000   Cognos Inc.*.........................                       500,500
     8,000   Comverse Technology, Inc.*...........                     1,512,000
     9,000   Documentum, Inc.*....................                       702,000
    12,000   Electronics For
                Imaging Inc.*.....................                       720,000
    10,000   FactSet Research
                Systems, Inc......................                       270,625
    20,000   4 Front Technologies, Inc.*..........                       415,000
     3,000   Inktomi Corp.*.......................                       585,000
    10,000   IONA Technologies PLC
                (ADR)*............................                       740,000
    11,000   Manugistics Group, Inc.*.............                       552,750
    17,000   MapInfo Corp.*.......................                       663,000
    41,000   Mercury Interactive Corp.*...........                     3,249,250
    13,000   Microsoft Corp.*.....................                     1,381,250
     4,000   MicroStrategy Inc.
                Class "A"*........................                       348,250
    22,500   Paychex, Inc.........................                     1,178,438
    40,000   Peregrine Systems, Inc.*.............                     2,682,500
     8,000   RSA Security Inc.*...................                       414,500
    30,000   S3 Incorporated*.....................                       630,000
    14,000   Siebel Systems, Inc.*................                     1,672,125
    21,000   SunGard Data Systems Inc.*...........                       792,750
    20,000   Sybase, Inc.*........................                       406,250
     9,000   Symantec Corp.*......................                       676,125
    14,000   Technomatix Technologies
                Ltd.*.............................                       607,250
     4,000   Veritas Software Corp.*..............                       524,000
    36,000   Versant Corp.*.......................                       483,750
                                                                      ----------
                                                                      30,786,625

             DIVERSIFIED
               COMPANIES (0.6%)
     8,000   Textron, Inc.........................                       487,000
    20,000   Tyco International Ltd...............                       997,500
     6,000   United Technologies Corp.............                       379,125
                                                                      ----------
                                                                       1,863,625

             DRUG (3.7%)
     2,000   Abgenix, Inc.*.......................                       276,250
    10,000   Andrx Corp.*.........................                     1,155,000
    26,000   AxyS Pharmaceuticals, Inc.*..........                       199,875
    17,000   Biogen, Inc.*........................                     1,187,875
     5,000   Biovail Corporation
                International*....................                       221,563
    33,000   Corvas International, Inc.*..........                       363,000
     8,000   CuraGen Corp.*.......................                       374,000
     9,000   Forest Laboratories, Inc.*...........                       760,500
     3,000   ImClone Systems, Inc.*...............                       230,625
     6,000   Immunex Corp.*.......................                       380,625
     4,000   Inhale Therapeutic Systems*..........                       298,000
     8,000   Invitrogen Corp.*....................                       464,500
    13,000   MGI Pharma, Inc.*....................                       524,062
     4,000   Medicis Pharmaceutical
                Corp. Class "A"*..................                       160,000
     5,000   MedImmune, Inc.*.....................                       870,625
    12,000   Millennium Pharmaceuticals,
                Inc.*.............................                     1,558,500
     4,000   Pharmacopeia, Inc.*..................                       196,000
    10,000   SciClone Pharmaceuticals,
                Inc.*.............................                       153,750
    23,981   Shire Pharmaceuticals Group
                PLC (ADR)*........................                     1,229,026
    16,000   Titan Pharmaceuticals, Inc.*.........                       498,000
     9,000   Trimeris, Inc.*......................                       449,438
    10,000   Valentis, Inc.*......................                       113,750
                                                                      ----------
                                                                      11,664,964


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2000
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------

             EDUCATIONAL
               SERVICES (0.2%)
    14,000   National Computer Systems,
                Inc...............................                     $ 710,500

             ELECTRIC UTILITY--
               CENTRAL (0.3%)
    10,000   AES Corp. (The)*.....................                       787,500

             ELECTRIC UTILITY--
               WEST (0.5%)
    16,000   Calpine Corp.*.......................                     1,504,000

             ELECTRICAL
               EQUIPMENT (2.4%)
     3,000   C&D Technologies, Inc................                       177,000
    20,000   Cable Design Technologies
                Corp.*............................                       678,750
     3,000   Corning Inc..........................                       582,000
    15,000   GaSonics International
                Corp.*............................                       594,844
    15,000   General Electric Co..................                     2,327,812
     7,000   Kopin Corp.*.........................                       481,250
    34,000   Power Integrations, Inc.*............                       850,000
    30,000   Semtech Corp.*.......................                     1.921,875
                                                                      ----------
                                                                       7,613,531

             ELECTRONICS (4.5%)
     8,000   Adaptive Broadband Corp.*............                       428,000
     4,500   Alpha Industries, Inc.*..............                       427,500
    16,000   CTS Corp.............................                       912,000
     7,000   DII Group, Inc.*.....................                       791,438
     7,000   Exar Corp.*..........................                       500,937
    20,000   Gemstar International Group
                Ltd.*.............................                     1,720,000
    29,696   JDS Uniphase Corp.*..................                     3,580,224
    11,000   KEMET Corp.*.........................                       695,750
     5,000   Nu Horizons Electronics
                Corp.*............................                       110,625
    11,000   Plexus Corp.*........................                       732,875
     3,000   Sawtek Inc.*.........................                       157,688
    18,200   Symbol Technologies, Inc.............                     1,498,087
    19,000   Titan Corp.*.........................                       969,000
     8,000   Valence Technology, Inc.*............                       188,500
    15,000   Varian Medical Systems,
                Inc.*.............................                       684,375
    10,000   Vishay Intertechnology, Inc.*........                       556,250
                                                                      ----------
                                                                      13,953,249

             ENTERTAINMENT (1.7%)
     7,544   AMFM Inc.*...........................                       468,671
    10,000   CBS Corp.*...........................                       566,250
    11,143   Clear Channel
                Communications, Inc.*.............                       769,563
     8,200   Cox Radio, Inc. Class "A"*...........                       688,800
    10,400   Time Warner, Inc.....................                     1,040,000
    24,000   USA Networks, Inc.*..................                       541,500
    10,000   Univision Communications,
                Inc. Class "A"*...................                     1,130,000
                                                                      ----------
                                                                       5,204,784

             FINANCIAL SERVICES--
               DIVERSIFIED (0.9%)
    17,000   Administaff, Inc.*...................                       667,250
     7,000   American International
                Group, Inc........................                       766,500
    15,000   Citigroup, Inc.......................                       889,687
    13,000   Metris Companies Inc.................                       505,375
                                                                      ----------
                                                                       2,828,812

             FOREIGN
               TELECOMMUNICATIONS
               (1.9%)
     7,000   Ericsson (L.M.) Telephone
                Co. (ADR).........................                       656,688
     6,000   Nokia Corp. (ADR)....................                     1,303,500
    14,000   Nortel Networks Corp.................                     1,764,000
    13,000   SK Telecom Ltd. (ADR)*...............                       507,000
    16,000   Telefonos de Mexico S.A.de
                CV (ADR) .........................                     1,072,000
    13,250   Vodafone AirTouch PLC
                (ADR).............................                       736,203
                                                                      ----------
                                                                       6,039,391


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                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------


             FURNITURE/HOME
               FURNISHINGS (0.1%)
    15,000   Ethan Allen Interiors, Inc...........                     $ 375,000

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.2%)
    20,000   Hooper Holmes, Inc...................                       686,250

             HOUSEHOLD
               PRODUCTS (0.5%)
    37,500   Salton, Inc.*........................                     1,626,563

             INDUSTRIAL SERVICES
               (0.9%)
    13,500   Profit Recovery Group
                International, Inc. (The)*........                       249,750
     6,000   Quanta Services, Inc.*...............                       364,125
    19,000   Robert Half International,
                Inc.*.............................                       901,312
    10,000   Sabre Holdings Corp.
                Class "A"*........................                       369,375
    16,000   TeleTech Holdings, Inc.*.............                       552,000
    15,000   URS Corp.*...........................                       196,875
                                                                      ----------
                                                                       2,633,437

             INTERNET (2.2%)
     4,600   America Online, Inc.*................                       309,350
    18,000   Exodus Communications,
                Inc.*.............................                     2,529,000
     5,000   IntraNet Solutions, Inc.*............                       230,000
     2,000   Juniper Networks Inc.*...............                       527,125
    19,000   Macromedia, Inc.*....................                     1,715,937
     4,600   Network Solutions Inc.*..............                       707,034
     6,000   Portal Software, Inc.*...............                       341,625
     5,000   S1 Corp.*............................                       428,438
                                                                      ----------
                6,788,509

             MACHINERY (0.1%)
     4,000   Helix Technology Corp................                       240,250

             MANUFACTURED
               HOUSING/
               RECREATIONAL
               VEHICLES (0.2%)
    33,750   Monaco Coach Corp.*..................                       641,250

             MEDICAL SERVICES
               (0.5%)
    18,000   Advance Paradigm, Inc.*..............                       213,750
     2,500   Affymetrix, Inc.*....................                       371,094
     4,000   Myriad Genetics, Inc.*...............                       241,000
    11,000   Wellpoint Health Networks,
                Inc.*.............................                       768,625
                                                                      ----------
                                                                       1,594,469

             MEDICAL SUPPLIES
               (2.2%)
    23,000   Allergan, Inc........................                     1,150,000
    14,000   Alpharma Inc. Class "A"..............                       514,500
    47,000   Aradigm Corp.*.......................                       981,125
    28,000   Bindley Western Industries,
                Inc...............................                       379,750
     7,000   Johnson & Johnson....................                       490,437
    25,334   Medtronic, Inc.......................                     1,303,118
    12,000   Patterson Dental Co.*................                       459,000
    11,000   PolyMedica Corp.*....................                       646,250
     3,500   ResMed Inc.*.........................                       249,813
     8,000   Techne Corp.*........................                       552,000
                                                                      ----------
                                                                       6,725,993

             METAL FABRICATING
               (0.1%)
     9,100   Shaw Group, Inc.*....................                       320,775

             NATURAL GAS--
               DIVERSIFIED (0.2%)
    10,000   Enron Corp...........................                       748,750

             NEWSPAPER (0.1%)
    10,000   Tribune Co...........................                       365,625


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8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2000
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------


             OFFICE EQUIPMENT &
               SUPPLIES (0.3%)
    11,000   Pitney Bowes, Inc....................                     $ 491,563
    28,500   Staples, Inc.*.......................                       570,000
                                                                      ----------
                1,061,563

             OILFIELD SERVICES/
               EQUIPMENT (0.2%)
     9,000   Hanover Compressor Co.*..............                       511,875

             PRECISION INSTRUMENT
               (1.6%)
    12,000   Cognex Corp.*........................                       692,250
     5,000   LTX Corp.*...........................                       225,937
     5,000   Newport Corp.........................                       675,000
    15,000   Orbotech Ltd.*.......................                     1,275,000
    13,000   PerkinElmer, Inc.....................                       864,500
    12,000   Waters Corp.*........................                     1,143,000
                                                                      ----------
                                                                       4,875,687

             PUBLISHING (0.3%)
    13,000   Reader's Digest Association,
                Inc. Class "A" ...................                       459,875
     4,500   Reuters Group PLC (ADR)..............                       537,188
                                                                      ----------
                                                                         997,063

             RECREATION (0.4%)
     9,000   Harley-Davidson, Inc.................                       714,375
    18,000   Royal Caribbean Cruises Ltd..........                       504,000
                                                                      ----------
                                                                       1,218,375

             RESTAURANT (0.8%)
    24,000   Brinker International, Inc.*.........                       712,500
    13,000   Cheesecake Factory, Inc.
                (The)*............................                       541,125
    19,000   Darden Restaurants, Inc..............                       338,438
    24,000   Jack In The Box, Inc.*...............                       511,500
    20,000   Ruby Tuesday, Inc....................                       350,000
                                                                      ----------
                                                                       2,453,563

             RETAIL--SPECIAL
               LINES (4.0%)
    18,640   Abercrombie & Fitch Co.
                Class "A"*........................                       298,240
    17,500   American Eagle Outfitters,
                Inc. *............................                       663,906
    12,000   Audiovox Corp. Class "A"*............                       523,500
    19,000   Bed Bath & Beyond Inc.*..............                       748,125
    62,000   Chico's FAS, Inc.*...................                     1,051,094
    14,000   Circuit City Stores, Inc.-
                Circuit City Group ...............                       852,250
    16,500   Cost Plus, Inc.*.....................                       557,906
    14,000   Damark International, Inc.
                Class "A"*........................                       533,750
    10,500   Dollar Tree Stores, Inc.*............                       547,312
    28,500   Fossil, Inc.*........................                       667,969
    15,250   Gap, Inc. (The)......................                       759,641
    15,750   Intimate Brands, Inc.................                       645,750
    16,000   Linens `N' Things, Inc.*.............                       548,000
    17,000   Michaels Stores, Inc.*...............                       692,750
    25,500   Quiksilver, Inc.*....................                       447,844
    20,000   Ross Stores, Inc.....................                       481,250
    10,000   Tandy Corp...........................                       507,500
    12,000   Tiffany & Co.........................                     1,003,500
     9,000   ValueVision International,
                Inc. Class "A"*...................                       372,375
    11,500   Zale Corp.*..........................                       542,656
                                                                      ----------
                                                                      12,445,318
             RETAIL BUILDING
               SUPPLY (0.8%)
    27,000   Home Depot, Inc. (The)...............                     1,741,500
    14,560   Lowe's Companies, Inc................                       849,940
                                                                      ----------
                                                                       2,591,440
             RETAIL STORE (1.6%)
    15,000   Ames Department Stores, Inc.*.368,438
    16,000   Costco Wholesale Corp.*..............                       841,000
     8,500   Kohl's Corp.*........................                       871,250
     9,200   Target Corp..........................                       687,700
    42,000   Wal-Mart Stores, Inc.................                     2,331,000
                                                                      ----------
                                                                       5,099,388


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------


             SECURITIES
               BROKERAGE (0.2%)
     8,000   Morgan Stanley Dean
                Witter & Co.......................                     $ 652,500

             SEMICONDUCTOR
               (7.6%)
     5,000   ASM International N.V.*..............                       145,000
    18,000   Atmel Corp.*.........................                       929,250
     8,000   ATMI, Inc.*..........................                       382,000
    11,000   Amkor Technology, Inc.*..............                       583,688
     8,000   Analog Devices, Inc.*................                       644,500
     5,200   Applied Micro Circuits
                Corp.*............................                       780,325
     7,000   C-Cube Microsystems Inc.*............                       509,687
     2,000   Credence Systems Corp.*..............                       250,250
    14,000   Cypress Semiconductor
                Corp.*............................                       690,375
    15,000   Electroglas, Inc.*...................                       513,750
     3,000   IBIS Technology Corp.*...............                       270,000
    11,000   ICOS Vision Systems
                Corporation N.V.*.................                       368,500
    12,000   International Rectifier
                Corp.*............................                       457,500
    15,000   Lam Research Corp.*..................                       675,938
    10,000   Lattice Semiconductor
                Corp.*............................                       676,875
    20,000   Linear Technology Corp...............                     1,100,000
    10,000   Maxim Integrated Products,
                Inc.*.............................                       710,625
    15,000   Nanometrics, Inc.*...................                       731,250
    10,000   National Semiconductor
                Corp.*............................                       606,250
    13,000   PMC-Sierra, Inc.*....................                     2,647,937
    13,000   Pericom Semiconductor
                Corp.*............................                       463,937
    16,000   QLogic Corp*.........................                     2,168,000
     6,000   RF Micro Devices Inc.*...............                       806,250
     3,600   SDL, Inc.*...........................                       766,350
    23,000   TelCom Semiconductor,
                Inc.*.............................                       695,750
    27,750   TranSwitch Corp.*....................                     2,667,469
    24,000   TriQuint Semiconductor,
                Inc.*.............................                     1,764,000
     6,500   Vitesse Semiconductor
                Corp*.............................                       625,625
                                                                      ----------
                                                                      23,631,081

             SEMICONDUCTOR--
               CAPITAL
               EQUIPMENT (0.4%)
     9,000   Applied Materials, Inc.*.............                       848,250
     5,000   Electro Scientific Industries,
                Inc.*.............................                       290,000
                                                                      ----------
                                                                       1,138,250

             SHOE (0.1%)
     6,000   Timberland Co. Class "A"*............                       306,000

             TELECOMMUNICATIONS   EQUIPMENT (3.8%)
    15,000   ADC Telecommunications,
                Inc.*.............................                       808,125
    10,000   Aspect Communictions Corp.*...370,625
    10,000   Black Box Corp.*.....................                       692,344
     5,000   C-Cor.net Corp.*.....................                       245,000
    18,000   CommScope, Inc.*.....................                       821,250
    20,000   Glenayre Technologies Inc.*..........                       351,250
     5,000   Harmonic, Inc.*......................                       416,250
    16,000   InterVoice-Brite, Inc.*..............                       462,000
    35,000   Oak Technology, Inc.*................                       673,750
    30,000   Polycom, Inc.*.......................                     2,375,625
     6,000   Powerwave Technologies,
                Inc.*.............................                       750,000
     6,000   QUALCOMM Incorporated*...............                       895,875
    27,000   SpectraSite Holdings, Inc.*..........                       764,437
    15,000   Tekelec*.............................                       556,875
    10,000   Tellabs, Inc. *......................                       629,844
    21,000   Westell Technologies, Inc.
                Class "A"*........................                       669,375
     8,000   Xeta Corp.*..........................                       364,000
                                                                      ----------
                                                                      11,846,625


--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2000
================================================================================

   Shares                                                                Value
--------------------------------------------------------------------------------



             TELECOMMUNICATION
               SERVICES (2.5%)
     9,000   ADTRAN, Inc.*........................                     $ 534,938
     6,000   ALLTEL Corp..........................                       378,375
    13,000   CoreComm Ltd.*.......................                       572,000
     8,000   Copper Mountain
                Networks, Inc.*...................                       655,500
     8,000   Corsair Communications,
                Inc.*.............................                       153,000
    35,100   DyCom Industries, Inc.*..............                     1,711,125
    19,000   Metromedia Fiber Network,
                Inc. Class "A"*...................                     1,837,062
     5,000   Nextel Communications, Inc.
                Class "A"*........................                       741,250
     8,000   Performance Technologies,
                Inc.*.............................                       347,500
     8,000   Puma Technology, Inc.*...............                       405,000
    10,000   Viatel, Inc..........................                       501,875
                                                                     -----------
                                                                       7,837,625

             TOILETRIES/
               COSMETICS (0.1%)
     9,000   Estee Lauder Companies, Inc.
                (The) Class "A" ..................                       450,563

             TRUCKING/
               TRANSPORTATION
               LEASING (0.0%)
     2,000   Celadon Group, Inc.*.................                        51,750
                                                                     -----------

             TOTAL
             COMMON STOCKS
             (Cost $137,479,372) .................                   208,758,761
                                                                     -----------



U.S. TREASURY OBLIGATIONS (10.8%)
    $4,000,000   United States
                    Treasury Notes
                    5.250%, 5/31/01...............                     3,946,438
     4,000,000   United States
                    Treasury Notes
                    5.750%, 6/30/01...............                     3,966,170
     2,000,000   United States
                    Treasury Notes
                    6.25%, 8/31/02................                     1,989,308
     9,000,000   United States
                    Treasury Notes
                    6.500%, 10/15/06..............                     9,079,666
     5,142,900   United States Inflation
                    Indexed Treasury Notes
                    3.875%, 1/15/09 ..............                     5,092,200
     8,500,000   United States
                    Treasury Bonds
                    7.250%, 8/15/22**.............                     9,610,637
                                                                      ----------

                 TOTAL U.S. TREASURY
                 OBLIGATIONS
                 (Cost $33,787,056) ..............                    33,684,419
                                                                      ----------


U.S. GOVERNMENT AGENCY
  OBLIGATIONS (18.8%)
     7,000,000   Federal National Mortgage
                    Association Notes
                    6.250%, 11/15/02..............                     6,866,062
     4,000,000   Federal Home Loan
                    Mortgage Corp.
                    Debentures 7%, 2/15/03 .......                     3,990,656
     8,000,000   Federal Home Loan
                    Mortgage Corp.
                    Debentures 5%, 1/15/04 .......                     7,447,712
     8,000,000   Federal National Mortgage
                    Association Notes
                    5.625%, 5/14/04 ..............                     7,584,256
     4,000,000   Federal Home Loan
                    Mortgage Corp.
                    Debentures 6.25%,
                    7/15/04 ......................                     3,875,836


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2000
================================================================================

   Shares                                                               Value
--------------------------------------------------------------------------------

    $7,000,000   Federal Home Loan
                    Mortgage Corp.
                    Debentures 6.875%,
                    1/15/05 ......................                   $6,938,085
     5,000,000   International Bank for
                    Reconstruction and
                    Development Notes 7%,
                    1/27/05 ......................                    5,035,411
     3,000,000   Federal National Mortgage
                    Association Notes
                    5.75%, 6/15/05 ...............                    2,828,079
     5,000,000   Federal National Mortgage
                    Association Notes
                    7.125%, 3/15/07 ..............                    4,995,635
     2,000,000   Federal National Mortgage
                    Association Notes
                    5.250%, 1/15/09 ..............                    1,746,444
     7,500,000   Federal National Mortgage
                    Association Notes
                    6.625%, 9/15/09 ..............                    7,212,637
                                                                   ------------
                 TOTAL U.S.
                 GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $60,014,173) ..............                   58,520,813
                                                                   ------------

CORPORATE BONDS & NOTES (0.6%)
                 TELECOMMUNICATION
                   SERVICES (0.6%)
     1,000,000   AirTouch Communications,
                    Inc. Notes 6.650%,
                    5/1/08........................                      939,732
     1,000,000   MCI WorldCom, Inc.Senior
                    Notes 6.400%, 8/15/05.........                      957,558
                                                                   ------------
                 TOTAL CORPORATE
                 BONDS & NOTES
                 (Cost $1,998,444) ...............                    1,897,290
                                                                   ------------
                 TOTAL INVESTMENT
                 SECURITIES (97.2%)
                 (Cost $233,279,045) .............                  302,861,283
                                                                   ------------

SHORT-TERM INVESTMENTS (3.5%)
                 U.S. TREASURY
                   OBLIGATION (1.6%)
    $5,000,000   United States Treasury
                    Notes 4%, 10/31/00............                    4,932,785

                 REPURCHASE
                   AGREEMENT (1.9%)
                   (including accrued interest)
     6,000,000   Collateralized by $4,560,000
                    U.S. Treasury Bonds 9.125%,
                    due 5/15/18, with a value
                    of $6,130,208, (with
                    Morgan Stanley & Co.,
                    Inc. 6.02%, dated 3/31/00,
                    due 4/3/00, delivery
                    value $6,003,010) ............                    6,001,003
                                                                   ------------
                 TOTAL SHORT-TERM
                 INVESTMENTS
                 (Cost $10,966,847) ..............                   10,933,788
                                                                   ------------
LIABILITIES IN EXCESS OF CASH
AND RECEIVABLES (-0.7%) ..........................                   (2,080,233)
                                                                   ------------
NET ASSETS (100%) ................................                  311,714,838
                                                                   ------------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($311,714,838 / 14,931,247
shares outstanding) ..............................                        20.88
                                                                   ------------

*    Non-income producing (ADR) American Depositary Receipts

**   A  portion  of  this  security  is  segregated  to  cover  initial   margin
     requirements on the following open short financial futures contracts:

                                        Number of   Unrealized        Contract
                                        Contracts   Gain (Loss)         Value
--------------------------------------------------------------------------------
Russell 2000
  Index June/00                            26       $  749,450        $7,089,550
S&P 500
  Index June/00                            17         (320,825)        6,440,025
S&P MidCap 400
  Index June/00                            17         (170,425)        4,295,475


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

Statement of Assets and Liabilities
at March 31, 2000
================================================================================

Assets:
Investment securities, at value
  (Cost--$233,279,045)...........................                   $302,861,283
Short term investments
  (Cost--$10,966,847)............................                     10,933,788
Cash ...........................................                         83,606
Receivable for capital shares sold .............                      1,652,389
Dividends and interest receivable ..............                      1,492,724
Receivable for securities sold .................                        511,014
                                                                   ------------
      Total Assets .............................                    317,534,804
                                                                   ------------
Liabilities:
Payable for securities purchased ...............                      5,036,373
Variation margin on futures contracts ..........                        363,675
Payable for capital shares repurchased .........                         98,333
Accrued expenses:
  Advisory fee payable .........................                        174,523
  Service and distribution plan
    fees payable ...............................                         66,833
  Other ........................................                         80,229
                                                                   ------------
      Total Liabilities ........................                      5,819,966
                                                                   ------------
Net Assets .....................................                   $ 311,714,838
                                                                   ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 14,931,247 shares) ...............                       $ 14,932
Additional paid-in capital .....................                    233,784,327
Undistributed net investment income ............                      2,031,001
Undistributed net realized gain
  on investments ...............................                      6,077,199
Net unrealized appreciation
  of investments ...............................                     69,807,379
                                                                   ------------
Net Assets .....................................                   $ 311,714,838
                                                                   ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($311,714,838 / 14,931,247
  shares outstanding) ..........................                   $      20.88
                                                                   ============


Statement of Operations
for the year ended March 31, 2000
================================================================================

Investment Income:
Interest .........................................                  $ 6,794,308
Dividend (net of foreign withholding
  tax of $2,374) .................................                      328,282
                                                                   ------------
      Total Income ...............................                    7,122,590
                                                                   ------------
Expenses:
Advisory fee .....................................                    1,571,675
Service and distribution plan fee ................                      604,490
Custodian fees ...................................                       60,475
Transfer agent fees ..............................                       46,754
Registration and filing fees .....................                       43,986
Auditing and legal fees ..........................                       40,628
Accounting & bookkeeping expense .................                       32,400
Insurance, dues and other ........................                       30,903
Directors' fees and expenses .....................                       23,004
Printing .........................................                       20,768
                                                                   ------------
      Total Expenses before
        custody credits ..........................                    2,475,083
      Less: custody credits ......................                       (6,954)
                                                                   ------------
      Net Expenses ...............................                    2,468,129
                                                                   ------------
Net Investment Income ............................                    4,654,461
                                                                   ------------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain (includes
      $2,627,237 loss on futures
      contracts) .................................                   19,644,832
    Change in Net Unrealized
      Appreciation ...............................                   30,989,677
                                                                   ------------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments .................................                   50,634,509
                                                                   ------------
Net Increase in Net Assets
  from Operations ................................                  $55,288,970
                                                                   ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Statement of Changes in Net Assets
for the years ended March 31, 2000 and 1999
================================================================================

                                                                                  Year Ended                Year Ended
                                                                                 March 31, 2000           March 31, 1999
                                                                                 ---------------------------------------
Operations:
  Net investment income ........................................................ $   4,654,461            $     460,193
  Net realized gain on investments .............................................    19,644,832                2,393,060
  Change in net unrealized appreciation ........................................    30,989,677               15,396,207
                                                                                 --------------------------------------
  Net increase in net assets from operations ...................................    55,288,970               18,249,460
                                                                                 --------------------------------------

Distributions to Shareholders:
  Net investment income ........................................................    (3,082,826)                (230,574)
  Net realized gain from investment transactions ...............................   (15,937,464)              (2,460,642)
                                                                                 --------------------------------------
  Total distributions ..........................................................   (19,020,290)              (2,691,216)
                                                                                 --------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares .................................................   253,957,020              106,486,745
  Proceeds from reinvestment of distributions to shareholders ..................    17,807,565                2,407,222
  Cost of shares repurchased ...................................................  (178,850,176)             (65,408,668)
                                                                                 --------------------------------------
  Net increase from capital share transactions .................................    92,914,409               43,485,299
                                                                                 --------------------------------------

Total Increase in Net Assets ...................................................   129,183,089               59,043,543

Net Assets:
  Beginning of year ............................................................   182,531,749              123,488,206
                                                                                 --------------------------------------
  End of year .................................................................. $ 311,714,838            $ 182,531,749
                                                                                 ======================================

Net undistributed investment income, at end of year ............................ $   2,031,001            $     459,366
                                                                                 ======================================


See Notes to Financial Statements.
================================================================================
14

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2000
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                   Year Ended         Year Ended
                                                    March 31,         March 31,
                                                      2000               1999
                                                   -----------------------------
Shares sold ..............................         12,960,862          6,501,091
Shares issued in
  reinvestment of dividends
  and distributions ......................            928,929            149,517
                                                   -----------------------------
                                                   13,889,791          6,650,608
Shares repurchased .......................          9,104,678          4,073,462
                                                   -----------------------------
Net increase .............................          4,785,113          2,577,146
                                                   =============================

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                    Year Ended
                                                                  March 31, 2000
                                                                  --------------
PURCHASES:
U.S. Treasury and
  U.S. Government Agency
  Obligations ..........................................           $120,760,980
Other Investment Securities ............................            120,741,932
                                                                   ------------
                                                                   $241,502,912
                                                                   ============
SALES:
U.S. Treasury and
  U.S. Government Agency
  Obligations ..........................................           $ 54,355,217
Other Investment Securities ............................             96,854,712
                                                                   ------------
                                                                   $151,209,929
                                                                   ============

At March 31, 2000, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $244,252,978. The aggregate appreciation and depreciation of investments at March 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $82,562,798 and $13,020,705 respectively, resulting in a net appreciation of $69,542,093.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2000
--------------------------------------------------------------------------------

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $1,571,675 was paid or payable to the Adviser for the year ended March 31, 2000. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a
wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2000, fees amounting to $604,490 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2000, the Fund's expenses were reduced by $6,954 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the year ended March 31, 2000, the Fund paid brokerage commissions totaling $50,377 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2000, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 4,065,661 shares of the Fund's capital stock, representing 27.2% of the outstanding shares. In addition, certain officers and directors of the Fund owned 369,992 shares of capital stock, representing 2.5% of the outstanding shares.

5.   Financial Instrument with Off-Balance Sheet Risk

During the year ended March 31, 2000, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At March 31, 2000 the Fund held an open short position of 26 Russell 2000 Index contracts, 17 S&P 500 Index contracts, and 17 S&P Mid-Cap 400 Index contracts all expiring in June 2000, with a total notional value of $17,825,050.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                            Years Ended March 31,
                                          --------------------------------------------------------------------------------------
                                              2000               1999               1998               1997              1996
                                          --------------------------------------------------------------------------------------
Net asset value, beginning of year ....   $     17.99        $     16.32        $     13.64        $     14.13       $     11.58
                                          --------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income ...............           .33                .03                .22                .30               .10
  Net gains on securities
    (both realized and unrealized) ....          4.04               1.92               4.54               2.15              3.86
                                          --------------------------------------------------------------------------------------
  Total from investment operations ....          4.37               1.95               4.76               2.45              3.96
                                          --------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income           (.24)              (.02)              (.26)              (.25)             (.12)
  Distributions from realized gains ...         (1.24)              (.26)             (1.82)             (2.69)            (1.29)
                                          --------------------------------------------------------------------------------------
  Total distributions .................         (1.48)              (.28)             (2.08)             (2.94)            (1.41)
                                          --------------------------------------------------------------------------------------

Net asset value, end of year ..........   $     20.88        $     17.99        $     16.32        $     13.64       $     14.13
                                          ======================================================================================
Total return ..........................         25.02%             12.16%             37.36%             17.49%            35.13%
                                          ======================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands)    $   311,715        $   182,532        $   123,488        $    74,981       $    55,803
Ratio of operating expenses to
  average net assets ..................          1.03%(2)           1.08%(1)           1.15%(1)           1.23%(1)          1.38%(1)
Ratio of net investment income to
  average net assets ..................          1.93%              0.30%              1.46%              1.95%              .99%
Portfolio turnover rate ...............            72%               129%               139%               192%              244%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.02%.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.


                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers  LLP
New York, New York
May 1, 2000

--------------------------------------------------------------------------------
Tax Information (unaudited)

For the  taxable  year  ended  March  31,  2000,  5.31% of the  ordinary  income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.
--------------------------------------------------------------------------------

The amount of long term capital gain paid by the Fund for the fiscal year ended March 31, 2000 was $7,711,676.




--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.


                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              Francis C. Oakley
                              Marion N. Ruth
                              Frances T. Newton

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Stephen E. Grant
                              Vice President
                              Bruce H. Alston
                              Vice President
                              Alan N. Hoffman
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Jack M. Houston
                              Assistant Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #513283